Thornburg International Value Fund | R3 R4 R5 R6
FUND SUMMARY International Value Fund
Investment Goal
International Value Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
The secondary, non-fundamental goal of the Fund is to seek some current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Thornburg International Value Fund - R3 R4 R5 R6	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Thornburg International Value Fund - R3 R4 R5 R6		Class R3	Class R4	Class R5	Class R6
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.50%	0.25%	none	none
Other Expenses		0.42%	0.44%	0.25%	0.09%	[1]
Total Annual Fund Operating Expenses		1.62%	1.39%	0.95%	0.79%
Fee Waiver/Expense Reimbursement	[2]	(0.17%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.45%	1.25%	0.95%	0.79%
[1]	Other expenses in the table for Class R6 shares have been restated to reflect current fees.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) and/or Thornburg Securities Corporation (“TSC”) have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R4 expenses do not exceed 1.45% and 1.25%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg or TSC before April 10, 2018, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date. Thornburg and TSC may recoup amounts waived or reimbursed during the fiscal year if actual expenses fall below the expense cap during that year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example - Thornburg International Value Fund - R3 R4 R5 R6 - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	148	495	865	1,908
Class R4 Shares	127	426	747	1,656
Class R5 Shares	97	303	526	1,166
Class R6 Shares	81	252	439	978

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.90% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities or depository receipts of foreign equity securities. The Fund may invest in developing countries, but under normal conditions those investments are expected to comprise a significantly smaller proportion of the Fund than investments in developed countries.

The Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”), intends to invest on an opportunistic basis where the Fund’s portfolio managers believe intrinsic value is not recognized by the marketplace. The Fund seeks to identify value in a broad or different context by investing in a diversified portfolio of stocks the Fund categorizes as basic values, consistent earners, and emerging franchises, when the portfolio managers believe these issues are value priced. The relative proportions of securities invested in each of those categories will vary over time. The Fund seeks to invest in promising companies, and may invest in stocks that reflect unfavorable market perceptions of the company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle capitalization range of publicly traded companies.

Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of the Fund’s selection criteria, may consider both current and projected measures. Among the specific factors considered by Thornburg in identifying securities for inclusion in the Fund are:

■	profitability	■	undervalued assets

■	price/earnings ratio	■	earnings growth potential

■	price/book value ratio	■	industry growth characteristics

■	price/cash flow ratio	■	industry leadership

■	debt/capital ratio	■	franchise value

■	dividend characteristics	■	potential for favorable developments
■	security and consistency of revenues	■	EBIT (earnings before interest and taxes)/interest expense ratio
■	EV (enterprise value)/EBITDA (earnings before interest, taxes, depreciation and amortization) ratio

The Fund categorizes its equity investments in the following three categories:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate. Under normal conditions, the proportion of the Fund invested in this category will be lower than the other categories.

There is no assurance that any company selected for investment will, once categorized in one of the three described investment categories, continue to have the positive characteristics or fulfill the expectations that the advisor had for the company when it was selected for investment, and any such company may not grow or may decline in earnings and size.

Debt obligations may be considered for investment if Thornburg believes them to be more attractive than equity alternatives, or to manage risk. The Fund may purchase debt obligations of any maturity and of any credit quality, including “high yield” or “junk” bonds. There is no minimum credit quality or rating of debt obligation the Fund may purchase.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protection.

Developing Country Risk – The risks which may affect investments in foreign issuers (see “Foreign Investment Risk,” above) may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts its business in developing countries.

Small and Mid-Cap Company Risk – Investments in small-capitalization companies and mid-capitalization companies may involve additional risks, which may be relatively higher with smaller companies. These additional risks may result from limited product lines, more limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling these investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those debt obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Because the ability of an issuer of a lower-rated or unrated debt obligation to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of its investments promptly, or may only be able to sell investments at less than desired prices.

Additional information about Fund investments, investment strategies, and risks of investing in the Fund appears beginning on page 41 of the Prospectus.
Past Performance of the Fund
The following information provides some indication of the risks of investing in International Value Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and two versions of the MSCI All Country (AC) World ex-U.S. Index, each of which is a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2016. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class R3 Shares

Highest quarterly results for time period shown: 22.73% (quarter ended 6-30-09). Lowest quarterly results for time period shown: -20.95% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-16)
Average Annual Total Returns - Thornburg International Value Fund - R3 R4 R5 R6	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class R3 Shares	(2.88%)	5.11%	2.05%
Class R3 Shares | Return After Taxes on Distributions	(3.52%)	3.55%	0.94%
Class R3 Shares | Return After Taxes on Distributions and Sale of Fund Shares	(1.64%)	3.83%	1.46%
Class R3 Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	1.00%	6.53%	0.75%
Class R3 Shares | MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	3.99%	5.00%	0.96%
Class R3 Shares | MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	5.01%	5.48%	1.42%
Class R4 Shares	(2.73%)	5.31%		2.14%	Feb. 01, 2007
Class R4 Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	1.00%	6.53%		0.69%	Feb. 01, 2007
Class R4 Shares | MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	3.99%	5.00%		0.93%	Feb. 01, 2007
Class R4 Shares | MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	5.01%	5.48%		1.40%	Feb. 01, 2007
Class R5 Shares	(2.44%)	5.60%	2.53%
Class R5 Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	1.00%	6.53%	0.75%
Class R5 Shares | MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	3.99%	5.00%	0.96%
Class R5 Shares | MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	5.01%	5.48%	1.42%
Class R6 Shares	(2.23%)			3.95%	May 01, 2012
Class R6 Shares | MSCI EAFE Index (reflects no deduction for fees, expenses, or U.S. taxes)	1.00%			5.12%	May 01, 2012
Class R6 Shares | MSCI AC World ex-U.S. Index (net) (reflects no deduction for fees, expenses, or U.S. taxes)	3.99%			3.34%	May 01, 2012
Class R6 Shares | MSCI AC World ex-U.S. Index (gross) (reflects no deduction for fees, expenses, or taxes)	5.01%			3.80%	May 01, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Effective February 1, 2017, the Fund changed one of its benchmarks from the MSCI AC World ex-U.S. Index (gross) to the MSCI AC World ex-U.S. Index (net). While those two indices include the same securities, the calculation of returns for the “net” version of the index reflects the reinvestment of dividends after deduction of withholding taxes that apply to individuals who are not resident in the issuer’s country, while the calculation of returns for the “gross” version of the index reflects the reinvestment of dividends without any withholding tax deduction. Thornburg believes that the “net” version of the index better reflects how dividends paid to the Fund in respect of its foreign investments will be reinvested, since those dividends are generally subject to withholding tax when paid to the Fund.